Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Common Share
The Company calculates basic and diluted loss per share as follows:

	For the six-month periods ended June 30,
	2021	2022
Numerator
Net (loss)/income	(1,228,724)	304,101
Less: Cumulative dividends on Series A Preferred Shares	—	(870,492)

Net loss attributable to common shareholders, basic and diluted	(1,228,724)	(566,391)

Denominator

Weighted average number of shares outstanding, basic and diluted	4,775,272	65,391,339

Loss per share, basic and diluted	(0.26)	(0.01)